SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

DWS Variable Series I: DWS Bond VIP DWS Capital Growth VIP DWS Core Equity VIP DWS Global Small Cap Growth VIP DWS International VIP DWS Variable Series II: DWS Alternative Asset Allocation VIP
DWS Global Equity VIP
DWS Global Growth VIP
DWS Global Income Builder VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP DWS Unconstrained Income VIP DWS Investments VIT Funds: DWS Equity 500 Index VIP DWS Small Cap Index VIP

The following replaces similar disclosure contained in each fund’s statutory prospectus under the “Your Investment in the Fund” sub-section of the “Investing in the Fund” section:

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at https://www.dws–investments.com/EN/resources/calculators.jsp (We have included our web site address as an inactive textual reference and do not intend it to be an active link to our web site. Information on our web site is not part of this prospectus.)

Please Retain This Supplement for Future Reference

October 11, 2013 PROSTKR-307